Property and Equipment (Details) - Schedule of Property and Equipment - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Cost
Cost Balance	$ 755,518
Additions	1,143,344
Disposal	(16,810)
Effects of currency translation	(53,470)
Cost Balance	1,828,582
Accumulated depreciation
Accumulated depreciation Balance	93,826
Depreciation	135,472
Disposals	(2,335)
Effects of currency translation	(4,714)
Accumulated depreciation Balance	222,249
Net book value		$ 661,692
Accumulated depreciation net book value		1,606,333
Laboratory equipment [Member]
Cost
Cost Balance	579,171
Additions	933,246
Disposal	(16,810)
Effects of currency translation	(30,055)
Cost Balance	1,465,551
Accumulated depreciation
Accumulated depreciation Balance	77,833
Depreciation	92,068
Disposals	(2,335)
Effects of currency translation	(3,255)
Accumulated depreciation Balance	164,311
Net book value		501,338
Accumulated depreciation net book value		1,301,240
Office equipment [Member]
Cost
Cost Balance	176,347
Additions	160,708
Disposal
Effects of currency translation	(22,240)
Cost Balance	314,815
Accumulated depreciation
Accumulated depreciation Balance	15,993
Depreciation	43,404
Disposals
Effects of currency translation	(1,459)
Accumulated depreciation Balance	57,938
Net book value		160,354
Accumulated depreciation net book value		256,877
Construction in progress [Member]
Cost
Cost Balance
Additions	49,390
Disposal
Effects of currency translation	(1,174)
Cost Balance	48,216
Accumulated depreciation
Accumulated depreciation Balance
Depreciation
Disposals
Effects of currency translation
Accumulated depreciation Balance
Net book value
Accumulated depreciation net book value		$ 48,216